Trade receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Provision for bad debts	$ 20,549	$ 14,551	$ 17,782	$ (13,652)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade Receivables Gross	146,627	124,161	119,089
Provision for bad debts	(20,549)	(14,551)	(17,782)
Trade receivables	126,078	109,610	101,307
Trade receivables | Not due
Disclosure of financial assets that are either past due or impaired [line items]
Trade Receivables Gross	35,799	90,655	84,712
Provision for bad debts	(915)	(4,556)	0
Trade receivables	34,884	86,099	84,712
Trade receivables | Past due 1-180 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade Receivables Gross	94,838	17,170	16,181
Provision for bad debts	(4,166)	(2,718)	(2,856)
Trade receivables	90,672	14,452	13,325
Trade receivables | Past due more than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade Receivables Gross	15,990	16,336	18,196
Provision for bad debts	(15,468)	(7,277)	(14,926)
Trade receivables	$ 522	$ 9,059	$ 3,270